DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

October 4, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Funds listed below (the “Funds”), each a series of DBX ETF Trust (the “Trust”) (Reg. Nos. 333-170122; 811-22487)

Xtrackers Harvest CSI 300 China A-Shares ETF
Xtrackers MSCI China A Inclusion Equity ETF
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Xtrackers MSCI All China Equity ETF
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF
Xtrackers Municipal Infrastructure Revenue Bond ETF
Xtrackers International Real Estate ETF
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Xtrackers MSCI EAFE Hedged Equity ETF
Xtrackers MSCI Germany Hedged Equity ETF
Xtrackers MSCI Japan Hedged Equity ETF
Xtrackers MSCI Europe Hedged Equity ETF
Xtrackers MSCI All World ex US Hedged Equity ETF
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Xtrackers Eurozone Equity ETF
Xtrackers MSCI Eurozone Hedged Equity ETF
Xtrackers Japan JPX-Nikkei 400 Equity ETF

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on September 27, 2021.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: Jeremy Senderowicz,Vedder Price P.C.